Merger Transaction and Acquisition (Details) $ / shares in Units, shares in Thousands, $ in Millions				9 Months Ended
	Sep. 26, 2025 USD ($) shares	Mar. 11, 2025 $ / shares shares	Aug. 21, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares
Earnout and Forward Purchase Agreements [Member]
Merger Transaction and Acquisition [Line Items]
Proceeds from investment (in Dollars) | $			$ 8.0
Forward Purchase Agreements [Member]
Merger Transaction and Acquisition [Line Items]
Number of shares issued				1,890
Price per share (in Dollars per share) | $ / shares				$ 11
Less Common Metals Ltd. [Member]
Merger Transaction and Acquisition [Line Items]
Business combination, consideration transferred, value (in Dollars) | $	$ 100.0
Additional shares issued	6,740
Common stock, deposit of escrow shares	1,000
Business Combination Agreement [Member]
Merger Transaction and Acquisition [Line Items]
Cash held in trust (in Dollars) | $			$ 22.8
Minimum trading day period			20 days
Consecutive trading day period			30 days
Business Combination Agreement [Member] | Second Tranche [Member]
Merger Transaction and Acquisition [Line Items]
Additional shares issued			5,050
Market price per share (in Dollars per share) | $ / shares			$ 20
Minimum [Member] | Business Combination Agreement [Member]
Merger Transaction and Acquisition [Line Items]
Market price per share (in Dollars per share) | $ / shares			15
Maximum | Business Combination Agreement [Member]
Merger Transaction and Acquisition [Line Items]
Market price per share (in Dollars per share) | $ / shares			$ 20
Earnout Shares [Member] | Business Combination Agreement [Member]
Merger Transaction and Acquisition [Line Items]
Additional shares issued			5,050
Class A Ordinary Shares [Member] | Forward Purchase Agreements [Member]
Merger Transaction and Acquisition [Line Items]
Issuance of preferred stock and warrants, net of issuance costs		1,890
Floor price (in Dollars per share) | $ / shares		$ 4
Common Stock [Member] | Forward Purchase Agreements [Member]
Merger Transaction and Acquisition [Line Items]
Cash (in Dollars) | $				$ 20.8
Common Stock [Member] | Business Combination Agreement [Member]
Merger Transaction and Acquisition [Line Items]
Additional shares issued			10,100
Number of tranches			2